RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 64	Rp 122
% of total property and equipment purchased	0.19%	0.35%
Entities under common control
Transactions with related parties
Total	Rp 64	Rp 122
% of total property and equipment purchased	0.19%	0.35%